Global X Funds

SUPPLEMENT DATED DECEMBER 11, 2009

TO THE PROSPECTUS DATED NOVEMBER 24, 2009

The following information supplements the information found in the prospectus for the Global X Funds.

The following funds are available for purchase:

Global X China Consumer ETF

Global X China Financials ETF

Global X China Industrials ETF

Global X China Technology ETF

The following funds are not operational and unavailable for purchase:

Global X China Energy ETF

Global X China Materials ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE